Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 71,673	$ 23,712
Additions to tangible assets	11,327	30,156
Disposal of tangible assets	(171)	(9)
Reclassification	(47)	(1)
Depreciation expense	(2,784)	(1,214)
Translation adjustments	(520)	8
Ending balance	79,478	52,653
Gross value at end of period	102,954	70,851
Accumulated depreciation and impairment at end of period	(23,476)	(18,198)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,765	3,330
Additions to tangible assets	2,778	487
Disposal of tangible assets	(40)
Reclassification	1,105	674
Depreciation expense	(1,056)	(166)
Translation adjustments	(333)	8
Ending balance	19,218	4,332
Gross value at end of period	25,844	8,994
Accumulated depreciation and impairment at end of period	(6,626)	(4,661)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,436	3,160
Additions to tangible assets	2,127	271
Disposal of tangible assets	(72)	(9)
Reclassification	4,568	164
Depreciation expense	(1,399)	(633)
Translation adjustments	(83)	0
Ending balance	9,577	2,955
Gross value at end of period	24,821	14,364
Accumulated depreciation and impairment at end of period	(15,245)	(11,409)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,171	2,435
Additions to tangible assets	1,046	294
Reclassification	(860)	186
Depreciation expense	(329)	(415)
Translation adjustments	(31)	0
Ending balance	2,997	2,500
Gross value at end of period	4,603	4,628
Accumulated depreciation and impairment at end of period	(1,606)	(2,128)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,301	14,787
Additions to tangible assets	5,376	29,103
Disposal of tangible assets	(59)	0
Reclassification	(4,859)	(1,025)
Translation adjustments	(73)	0
Ending balance	47,686	42,866
Gross value at end of period	47,686	42,866
Accumulated depreciation and impairment at end of period	$ 0	$ 0